Commitments and Contingencies (Details)		1 Months Ended
	Oct. 13, 2022 USD ($)	Jan. 31, 2022	Mar. 31, 2023 claim	Dec. 31, 2022 item	Feb. 25, 2019 USD ($)
Commitments and Contingencies
Number of claims | claim			3
Arrangement Agreement with Verano Holdings Corp [Member]
Commitments and Contingencies
Damages sought	$ 14,875,000
Arrangement Agreement with Verano Holdings Corp [Member] | Subordinate Voting Shares
Commitments and Contingencies
Exchange ratio		0.22652
Arrangement Agreement with Verano Holdings Corp [Member] | Multiple Voting Shares [Member]
Commitments and Contingencies
Exchange ratio		22.652
Verano | Arrangement Agreement
Commitments and Contingencies
Damages sought	$ 14,875,000
Subordinated voting shares		0.22652
Voting shares held		22.652
Schneyer
Commitments and Contingencies
Number of claims | item				3
Schneyer | Minimum [Member]
Commitments and Contingencies
Unspecified damages					$ 50,000